24. Disposal of assets and other changes in organizational structure (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets classified as held for sale
Cash and Cash Equivalents	$ 4	$ 5
Trade receivables	50	68
Inventories	10	13
Investments	2	355
Property, plant and equipment	1,910	2,046
Others	58	77
Total	2,034	2,564
Liabilities on assets classified as held for sale
Trade Payables	23	27
Finance debt	142	142
Provision for decommissioning costs	2,196	2,961
Others	69	116
Total	2,430	$ 3,246
Exploration and production segment [member]
Assets classified as held for sale
Cash and Cash Equivalents	1
Trade receivables	1
Inventories
Investments
Property, plant and equipment	1,688
Others
Total	1,690
Liabilities on assets classified as held for sale
Trade Payables	3
Finance debt
Provision for decommissioning costs	2,196
Others
Total	2,199
Refining transportation and marketing segment [member]
Assets classified as held for sale
Cash and Cash Equivalents	3
Trade receivables	49
Inventories	10
Investments	2
Property, plant and equipment	222
Others	58
Total	344
Liabilities on assets classified as held for sale
Trade Payables	20
Finance debt	29
Provision for decommissioning costs
Others	69
Total	118
Corporate and other business [member]
Assets classified as held for sale
Cash and Cash Equivalents
Trade receivables
Inventories
Investments
Property, plant and equipment
Others
Total
Liabilities on assets classified as held for sale
Trade Payables
Finance debt	113
Provision for decommissioning costs
Others
Total	$ 113